Borrowings (Tables)	6 Months Ended
Jul. 31, 2020
Schedule Of Fair Value Measurement Of Assets And Liabilities [Text Block]
Disclosure of Detailed Information About Borrowings
	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Amounts due in less than one year:
Bank loans	16,700	17,900
Debt issuance costs in relation to bank loan	(405)	-
Other loan	-	1,315
	16,295	19,215

Amounts due after more than one year:
Convertible notes	22,387	19,698
	38,682	19,698
	38,682	38,913